NOTE 2- Significant Accounting Policies: z. Earnings (Loss) per share (Policies)	12 Months Ended
Dec. 31, 2025
Policies
z. Earnings (Loss) per share:

z.    Earnings (Loss) per share:

Basic and dilutive earnings or loss per share are calculated as net profit or loss attributed to the Company, divided by the weighted average number of outstanding common shares, during the period. The Company presents basic and diluted loss per share of the same amount for the reporting period. As the Company incurred a net loss, all potential common shares are considered anti-dilutive under IAS 33 Earnings per Share. Consequently, there is no difference between basic and diluted loss per share.